Significant Accounting Policies - Schedule of ordinary share reflected on the balance sheet (Details) - USD ($)			6 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Less:
Proceeds from Issuance of Common Stock			$ 0	$ (29,158,000)	$ (61,696,000)	$ (140,619,000)
Agrico Acquisition Corp.
Significant Accounting Policies [Line Items]
Gross proceeds from IPO	$ 143,750,000	$ 143,750,000
Less:
Proceeds allocated to Public Warrants	(5,287,763)	(5,287,763)
Proceeds from Issuance of Common Stock	(8,223,786)	(8,223,786)
Plus:
Offering costs allocated to public warrants	314,060	314,060
Accretion of carrying value to redemption value	16,072,489	16,072,489
Class A ordinary shares subject to possible redemption	$ 146,625,000	$ 146,625,000			$ 146,625,000